INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Deferred tax assets and deferred tax liabilities
	2013	2012
Deferred Tax Assets, Net
Net Operating Loss Carry forward	$635,240	$60,400
Basis of Property & Equipment	178,429	81,600
(Less: Valuation Allowance)	(813,669)	(142,000)

Total Deferred Income tax asset, Net	$-	$-

Provision for income taxes
	2013	2012
Current Tax Benefit
Federal	$-	$27,000
State	-	8,000

	-	35,000

Deferred Tax Benefit
Federal	646,638	83,000
State	167,031	24,000

	813,669	107,000

Valuation Allowance
Federal	(646,638)	(110,000)
State	(167,031)	(32,000)

	(813,669)	(142,000)

Total	$-	$-